UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2009                                                        (Unaudited)

                                                                                                    Value
                                                                                      Shares        (000)
                                                                                   ------------   --------
COMMON STOCK (95.7%)
BANKS (0.3%)
   TF Financial ................................................................         32,000   $    562
                                                                                                  --------
ENERGY (4.8%)
   ENSCO International .........................................................        164,200      6,222
   Nabors Industries Ltd.* .....................................................        134,500      2,289
                                                                                                  --------
                                                                                                     8,511
                                                                                                  --------
FINANCIAL SERVICES (8.9%)
   Franklin Resources ..........................................................         14,000      1,241
   Leucadia National ...........................................................        262,410      6,429
   NYSE Euronext ...............................................................        172,500      4,649
   Western Union ...............................................................        189,850      3,319
                                                                                                  --------
                                                                                                    15,638
                                                                                                  --------
FOOD (3.5%)
   Nestle ADR ..................................................................        150,000      6,162
                                                                                                  --------
HEALTH CARE (21.4%)
   Abbott Laboratories .........................................................         53,700      2,416
   Amgen* ......................................................................        121,480      7,569
   Baxter International ........................................................        125,275      7,062
   Johnson & Johnson ...........................................................         86,100      5,243
   Novartis ADR ................................................................         87,300      3,982
   Teva Pharmaceutical Industries Ltd. ADR .....................................         73,000      3,894
   Wyeth .......................................................................        159,000      7,401
                                                                                                  --------
                                                                                                    37,567
                                                                                                  --------
HEALTH CARE SERVICES (2.3%)
   IMS Health ..................................................................         39,426        473
   UnitedHealth Group ..........................................................        126,004      3,536
                                                                                                  --------
                                                                                                     4,009
                                                                                                  --------
MEDIA (9.7%)
   Harte-Hanks .................................................................        431,950      4,674
   Omnicom Group ...............................................................        189,020      6,427
   Viacom, Cl B* ...............................................................        260,900      6,042
                                                                                                  --------
                                                                                                    17,143
                                                                                                  --------
MISCELLANEOUS (11.3%)
   3M ..........................................................................         79,000      5,571
   Berkshire Hathaway, Cl A* ...................................................             41      3,977
   Berkshire Hathaway, Cl B* ...................................................          1,631      5,188
   Chubb .......................................................................        113,000      5,218
                                                                                                  --------
                                                                                                    19,954
                                                                                                  --------
MISCELLANEOUS CONSUMER (12.0%)
   Dorel Industries, Cl B ......................................................        149,500      3,289
   Kimberly-Clark ..............................................................         50,200      2,934
   Reckitt Benckiser Group (1) .................................................        310,800     14,819
                                                                                                  --------
                                                                                                    21,042
                                                                                                  --------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2009                                                        (Unaudited)

                                                                                    Shares/Face
                                                                                      Amount        Value
                                                                                       (000)        (000)
                                                                                   ------------   --------
RETAIL (11.1%)
   Autozone* ...................................................................         42,300   $  6,496
   CVS/Caremark ................................................................        247,500      8,286
   Lowe's ......................................................................        209,000      4,694
                                                                                                  --------
                                                                                                    19,476
                                                                                                  --------
SERVICES (7.2%)
   McGraw-Hill .................................................................         75,000      2,351
   Monster Worldwide* ..........................................................         60,000        782
   Moody's .....................................................................        234,600      5,570
   Robert Half International ...................................................        157,900      3,914
                                                                                                  --------
                                                                                                    12,617
                                                                                                  --------
TECHNOLOGY (3.2%)
   Amdocs Ltd.* ................................................................        237,500      5,681
                                                                                                  --------
TOTAL COMMON STOCK
   (Cost $145,068) .............................................................                   168,362
                                                                                                  --------
CORPORATE OBLIGATIONS (2.1%)
   Blyth
      5.500%, 11/01/13 .........................................................   $        950        736
   General Motors, Ser 91-A2 * (2)
      8.950%, 07/02/09 .........................................................             49         27
   Ingersoll-Rand Global Holding Ltd.
      9.500%, 04/15/14 .........................................................          2,575      2,989
                                                                                                  --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,631) ...............................................................                     3,752
                                                                                                  --------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.0%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 .........................................................          1,124        788
   Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6
      5.500%, 01/25/35 .........................................................            467        434
   Credit Suisse First Boston Mortgage Securities, Ser CK1, Cl A3
      6.380%, 12/18/35 .........................................................            434        447
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 .........................................................             31         27
                                                                                                  --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,115) ...............................................................                     1,696
                                                                                                  --------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2009                                                        (Unaudited)

                                                                                       Face
                                                                                      Amount        Value
                                                                                   (000)/Shares     (000)
                                                                                   ------------   --------
COMMERCIAL MORTGAGE OBLIGATION (0.4%)
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35 .........................................................   $      1,000   $    762
                                                                                                  --------
TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) ...............................................................                       762
                                                                                                  --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (0.1%)
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 .........................................................             78         83
                                                                                                  --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
   (Cost $80) ..................................................................                        83
                                                                                                  --------
CASH EQUIVALENT (0.7%)
   Dreyfus Treasury Prime Cash Management Fund, 0.010% (3) .....................      1,287,482      1,287
                                                                                                  --------
TOTAL CASH EQUIVALENT
   (Cost $1,287) ...............................................................                     1,287
                                                                                                  --------
TOTAL INVESTMENTS - (100.0%)
   (Cost $153,182) + ...........................................................                  $175,942
                                                                                                  ========

Percentages are based on Net Assets of $175,912,251.

*    Non-income producing security.

(1) Security is traded on a foreign stock exchange. The total value of all such securities at July 31, 2009 was $14,818,893 and represented 8.4% of Net Assets.

(2)  Security is in default on interest and principal payments.

(3)  The rate shown is the 7-day effective yield as of July 31, 2009.

ADR  - American Depositary Receipt

Cl   - Class

Ltd. - Limited

Ser  - Series

+    At July 31, 2009, the tax basis cost of the Fund's investments was $153,182
     (000), and the unrealized appreciation and depreciation were $42,915 (000) and $(20,155) (000), respectively.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2009                                                        (Unaudited)

The following is a summary of the investment classifications used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities                        Level 1   Level 2   Level 3     Total
-------------------------                       --------   -------   -------   --------
   Common Stock                                 $168,362   $    --     $--     $168,362
   Corporate Obligations                              --     3,752      --        3,752
   Residential Mortgage Obligations                   --     1,696      --        1,696
   Commercial Mortgage Obligation                     --       762      --          762
   U.S. Government Mortgage-Backed Obligation         --        83      --           83
   Cash Equivalent                                 1,287        --      --        1,287
                                                --------   -------     ---     --------
Total Investments in Securities                 $169,649   $ 6,293     $--     $175,942
                                                ========   =======     ===     ========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FMC-QH-002-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009